Preferred and Common Stock - Series D Convertible Preferred Stock - Common Stock and puttable common stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended				3 Months Ended	4 Months Ended			6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended					12 Months Ended
	Jan. 06, 2016	Jan. 31, 2015	Mar. 11, 2016	Mar. 02, 2015	Feb. 20, 2014	Feb. 13, 2013	Apr. 01, 2016	Apr. 30, 2015	Apr. 24, 2015	Apr. 24, 2013	Jun. 30, 2016	Jul. 15, 2015	Jun. 30, 2015	Aug. 13, 2015	Jul. 31, 2015	Aug. 31, 2012	Oct. 02, 2015	Sep. 17, 2010	Oct. 31, 2015	Oct. 27, 2015	Oct. 26, 2015	Oct. 31, 2012	Oct. 29, 2010	Dec. 31, 2015
Amount paid upon redemption											$ 2,000		$ 3,500
Share repurchase program, Authorized amount																								$ 50,000
Acquisition of treasury stock, shares																								2,704,752
Acquisition of treasury stock, cost																								$ 9,904
Common stock shares authorized											250,000,000													250,000,000
Common stock - par value											$ 0.0001													$ 0.0001
Series D Convertible Preferred Stock
Shares redeemed		250						75							50				25					400
Conversion of Stock, Shares converted				200				200						200							200			800
Convertible Preferred Stock, Stock issued durind period, Shares						300				300						300						300
Convertible Preferred Stock, Stock issued durind period, Value						$ 3,000				$ 3,000						$ 3,000						$ 3,000
Fair value of preferred stock						$ 3,000				$ 3,000	$ 0					$ 3,000						$ 3,000		$ 12,000
Payments for Repurchase of Redeemable Convertible Preferred Stock		$ 2,500						$ 750							$ 500				$ 250
Redemption price per share											$ 10
Maximum number of shares to be redeemed											250
Preferred stock - dividend rate percentage											6.00%
Series D Convertible Preferred Stock | Mandatory conversion at maturity (30 months after issuance)
Preferred stock - Conversion price											$ 10
Series D Convertible Preferred Stock | Conversion prior maturity dates
Preferred stock - Conversion price											$ 7
Common Stock
Shares redeemed											200,000		25,000
Conversion of Stock, Shares issued			1,200,000	200,000				200,000					64,800	200,000						108,000	200,000
Issuance of common shares, number of shares					14,950,000
Share price					$ 3.85
Net proceeds from equity offerings					$ 57,556
Proceeds from issuance of common stock, net of agents' and offering costs					$ 54,289
Puttable Common Stock
Shares redeemed	100,000						100,000		25,000		200,000	50,000					75,000							150,000
Amount paid upon redemption	$ 1,000						$ 1,000		$ 250			$ 500					$ 750
Number of shares reclassified to puttable common stock				200,000				200,000						200,000							200,000			800,000
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted													162							378
Convertible Preferred Stock, Stock issued durind period, Shares																							540
Preferred stock - dividend rate percentage																							2.00%
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted			3,000
Convertible Preferred Stock, Stock issued durind period, Shares																		3,000
Preferred stock shares outstanding																								3,000
Over allotment option | Common Stock
Issuance of common shares, number of shares					1,950,000
Agents' Costs
Stock issuance costs					$ 3,022
Offering Costs
Stock issuance costs					$ 247